Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Credit enhancements
Notional amounts of derivatives	$ 100.1	$ 34.4
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	335.0	229.0
Collateral
Cash collateral received	0.0	0.0
Collateralized by equity and debt instruments	68.6	34.6
Secured by real estate	0.0	0.0
Other collateral	0.0	0.0
Credit enhancements
Netting	156.6	133.5
Credit derivative contracts	0.0	0.0
Guarantees and sub-participations	0.0	0.0
Exposure to credit risk after collateral and credit enhancements	109.8	61.0
Total financial assets measured at fair value | Financial Assets At Fair Value [Member] | of which: Credit Suisse
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	114.2
Collateral
Collateralized by equity and debt instruments	32.9
Other collateral	0.0
Credit enhancements
Netting	42.0
Credit derivative contracts	0.0
Exposure to credit risk after collateral and credit enhancements	39.3
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	54.6	16.5
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	54.6	16.5
Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	176.1	150.1
Collateral
Collateralized by equity and debt instruments	6.4	5.9
Credit enhancements
Netting	156.4	133.5
Exposure to credit risk after collateral and credit enhancements	13.3	10.7
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	21.0	17.6
Collateral
Collateralized by equity and debt instruments	20.5	17.3
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	0.5	0.3
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	83.3	44.8
Collateral
Collateralized by equity and debt instruments	41.7	11.4
Other collateral	0.0
Credit enhancements
Netting	0.2
Credit derivative contracts	0.0
Exposure to credit risk after collateral and credit enhancements	41.3	33.4
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	0.1	0.2
Credit enhancements
Guarantees and sub-participations	0.1	0.2
Exposure to credit risk after collateral and credit enhancements	$ 0.0	$ 0.0